CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - CLP ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Profit or loss [abstract]
Net income of year		$ 176,544,797	$ 118,425,443	$ 135,484,452
Components of other comprehensive income (loss) that will not be reclassified to income for the year, before taxes
Gains (losses) from defined benefit plans		(1,581,040)	1,454,372	(7,103,125)
Other comprehensive income (loss) that will not be reclassified to income for the year, before taxes		(1,581,040)	1,454,372	(7,103,125)
Components of other comprehensive income (loss) that will be reclassified to income for the year, before taxes
Gains (losses) on exchange differences on translation		214,519,767	(120,293,386)	9,945,778
Gains (losses) on cash flow hedges		4,746,744	(4,379,170)	(12,415,374)
Other comprehensive income (loss) that will be reclassified to income for the year, before taxes		219,266,511	(124,672,556)	(2,469,596)
Others comprehensive income (loss), before tax		217,685,471	(123,218,184)	(9,572,721)
Income taxes related to components of other comprehensive income (loss) that will not be reclassified to income for the year
Income tax relating to defined benefit plans		377,337	(360,233)	1,981,923
Income taxes related to components of other comprehensive income (loss) that will not be reclassified to income for the year		377,337	(360,233)	1,981,923
Income taxes related to components of other comprehensive income (loss) that will be reclassified to income for the year
Income tax relating to cash flow hedges		(1,281,621)	1,182,375	3,352,151
Income taxes related to components of other comprehensive income (loss) that will be reclassified to income for the year		(1,281,621)	1,182,375	3,352,151
Total other comprehensive income (loss)		216,781,187	(122,396,042)	(4,238,647)
Comprehensive income	[1]	393,325,984	(3,970,599)	131,245,805
Comprehensive income attributable to:
Equity holders of the parent		371,908,216	(14,520,253)	114,609,167
Non-controlling interests		21,417,768	10,549,654	16,636,638
Total Comprehensive income (expense)		$ 393,325,984	$ (3,970,599)	$ 131,245,805

[1]	See Note 28 - Common Shareholders’ Equity.